Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of Key Management Personnel Compensation
	2023	2022

Cash based compensation	€167,060	€141,560
Share based compensation	603,778	35,000
Total	€770,838	€176,560